SHARE-BASED COMPENSATION - Share options (Details) $ / shares in Units, ¥ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) tranche shares	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 tranche $ / shares shares	Dec. 31, 2023 tranche shares	Jun. 30, 2026 CNY (¥) shares
Number of Options
Share options outstanding at the beginning of the period (in shares) | shares		24,406,030
Granted (in shares) | shares		128,720
Exercised (in shares) | shares		(98,140)
Share options outstanding at the end of the period (in shares) | shares		24,436,610		24,406,030
Share options vested or expected to vest (in shares) | shares	22,460,850					22,460,850
Share options exercisable (in shares) | shares	4,498,510					4,498,510
Weighted Average Exercise Price
Share options outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 2.8
Granted (in dollars per shares) | $ / shares	2.8
Exercised (in dollars per shares) | $ / shares	2.8
Share options outstanding at the end of the period (in dollars per shares) | $ / shares	2.8			$ 2.8
Share options vested or expected to vest (in dollars per shares) | $ / shares	2.8
Share options exercisable (in dollars per shares) | $ / shares	$ 2.8
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share options outstanding, Weighted Average Remaining Contractual Life (in years)		6 years 10 months 24 days
Share options vested or expected to vest, Weighted Average Remaining Contractual Life (in years)		6 years 10 months 24 days
Share options exercisable, Weighted Average Remaining Contractual Life (in years)		6 years 11 months 1 day
Aggregate Intrinsic Value
Share options outstanding, Aggregate intrinsic value | $	$ 34
Share options vested or expected to vest, Aggregate intrinsic value | $	31
Share options exercisable, Aggregate intrinsic value | $	$ 6
Recognized share-based compensation expenses | ¥		¥ 265.0	¥ 247.0
Aggregate intrinsic value of options exercised | ¥		¥ 1.0
Share options
Aggregate Intrinsic Value
Weighted-average grant date fair value | $ / shares	$ 1.33			$ 1.34
Total unrecognized compensation expense | ¥						¥ 131.0
Weighted-average recognition period of compensation expense (in years)		2 years 9 months 7 days
Share options
Aggregate Intrinsic Value
Recognized share-based compensation expenses | ¥		¥ 84.0
Senior officers | Share options
Number of Options
Granted (in shares) | shares		128,720		888,210	28,625,350
Aggregate Intrinsic Value
Number of tranches | tranche		2		3	5
Period for remaining percentage vested		2 years		2 years	2 years
Second anniversary of the stated vesting commencement date | Senior officers | Share options
Aggregate Intrinsic Value
Share-based payment award, vesting percentage		50.00%		50.00%	50.00%
Vesting ratably over the following two years | Senior officers | Share options
Aggregate Intrinsic Value
Share-based payment award, vesting percentage		50.00%		50.00%	50.00%